Credit facilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Short term loans banks	$ 2,458,684	$ 2,254,530
long-term bank loans	$ 668,241	$ 762,547
Bank Of China [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.00%	3.10%
Short term loans banks	$ 724,847	$ 702,345
Bank Of China 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.00%	3.10%
Short term loans banks	$ 434,909	$ 421,408
Bankof Chengdu [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.20%	3.60%
Short term loans banks	$ 724,848	$ 153,111
long-term bank loans	$ 405,915	$ 561,877
Industrialand Commercial Bankof China [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.10%	3.10%
Short term loans banks	$ 501,595	$ 486,023
Industrialand Commercial Bankof China 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.10%	3.10%
Short term loans banks	$ 72,485	$ 70,235
Bankof Chengdu 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate		3.60%
Short term loans banks		$ 421,408
Weizhong Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	10.44%	10.44%
long-term bank loans	$ 124,260	$ 200,670
Weizhong Bank 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	10.99%
long-term bank loans	$ 138,066
Bankof Chengdu 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate	3.20%	4.00%